RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16.	RELATED PARTY TRANSACTIONS

As disclosed in Note 8, as of March 31, 2023 and December 31, 2022, Legacy Airspan had a Subordinated Term Loan with a related party, who is a shareholder of the Company. This same related party also has an indirect, non-controlling beneficial interest in Fortress, which is the agent and principal lender under the Fortress Credit Agreement and the collateral agent and trustee under the Fortress Convertible Note Agreement and the Convertible Notes. This related party also has an indirect, non-controlling beneficial interest in each holder of Convertible Notes. The Company derived approximately $0.4 million and $0.1 million in revenue from sales of products and services to this related party for the three months ended March 31, 2023 and 2022, respectively. There were no receivables from this related party as of March 31, 2023 and December 31, 2022.

The Company has an outstanding receivable from and payable to a related party, a stockholder, amounting to $0.5 million and $3.8 million, respectively, as of March 31, 2023. The Company has an outstanding receivable from and payable to a related party, a stockholder, amounting to $0.4 million and $5.5 million, respectively, as of December 31, 2022.

In addition, the Company has an outstanding accounts receivable from a separate related party, also a stockholder, amounting to $8.5 million and $4.5 million as of March 31, 2023 and December 31, 2022, respectively. The Company derived approximately $8.7 million and $7.3 million in revenue from sales of products and services to this related party for the three months ended March 31, 2023 and 2022, respectively. A senior executive at this customer is also a member of the Company’s Board of Directors.

The Company derived revenues from sales of products and services to Dense Air Ltd. (“Dense Air”) amounting to approximately $52 thousand for the period from January 1, 2022 through March 7, 2022. As of March 7, 2022, Dense Air ceased to be a related party.

23.	RELATED PARTY TRANSACTIONS

As of December 31, 2020, there was an outstanding note receivable amounting to $87 thousand due from the Company’s Chief Executive Officer in connection with the purchase of 500,000 shares of the Company’s Common Stock. The note was originally entered into in 1999 in the amount of $130 thousand and no interest was due on this debt which was collateralized by Common Stock. During the fourth quarter of 2021, the outstanding note receivable was repaid in full.

As disclosed in Note 10, as of December 31, 2022 and 2021, Legacy Airspan has a Subordinated Term Loan with a related party. This related party has an indirect, non-controlling beneficial interest in Fortress, which is the agent and principal lender under the Fortress Credit Agreement and the collateral agent and trustee under the Fortress Convertible Note Agreement and the Convertible Notes. This related party also has an indirect, non-controlling beneficial interest in each holder of Convertible Notes. The Company derived approximately $0.2 million in revenue from sales of products and services to this related party for the year ended December 31, 2022. As of December 31, 2022, the Company had no outstanding receivables from this related party. As of December 31, 2021, the Company had outstanding receivables amounting to $0.4 million from this related party.

The Company has an outstanding receivable from and payable to a related party, a stockholder, amounting to $0.4 million and $5.5 million, respectively, as of December 31, 2022. The Company has an outstanding receivable from and payable to a related party, a stockholder, amounting to $0.4 million and $12.1 million, respectively, as of December 31, 2021.

In addition, the Company has an outstanding accounts receivable from a separate related party, also a stockholder, amounting to $4.5 million as of December 31, 2022 and $11.5 million as of December 31, 2021. The Company derived approximately $26.8 million in revenue from sales of products and services to this related party for the year ended December 31, 2022 and $38.4 million in revenue from sales of products and services to this related party for the year ended December 31, 2021. A senior executive at this customer is also a member of the Company’s Board of Directors.

The Company derived revenues from sales of products and services to Dense Air amounting to approximately $52 thousand for the period from January 1, 2022 through March 7, 2022 and $1.2 million for the year ended December 31, 2021. As of March 7, 2022, Dense Air ceased to be a related party (see Note 24).